Related Party and Party-In-Interest Transactions (Details) - 401(K) AND EMPLOYEE STOCK OWNERSHIP PLAN - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party and Party-In-Interest Transactions
Common stock value	$ 2,234,426,721	$ 2,294,293,957
Loss on investment	$ 268,845,791	$ 255,599,203
Plan Sponsor
Related Party and Party-In-Interest Transactions
Shares held	3,329,201	4,156,367
Purchases of common stock	$ 628,417	$ 0
Sales of common stock	43,453,226	80,135,963
Loss on investment	(12,869,955)	(5,827,366)
Dividend earned	2,902,029	3,715,698
Ball Corporation Common Stock | Plan Sponsor
Related Party and Party-In-Interest Transactions
Common stock value	176,347,777	229,140,513
Mutual Funds | Plan Sponsor
Related Party and Party-In-Interest Transactions
Common stock value	$ 640,199	$ 1,128,214